N-2	Dec. 16, 2024
Cover [Abstract]
Entity Central Index Key	0001756404
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Principal Real Asset Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
FEE TABLE AND SUMMARY
Effective April 1, 2025, under Summary of Fund Expenses, remove footnotes 4 and 5 and replace with the following:

(4)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending July 31, 2026. The fee waiver will reduce the Fund's Management Fees by 0.82% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(5)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.39% on Class A shares, 1.09% on Institutional Class shares and 0.89% on Class Y shares. It is expected that the expense limits will continue through the period ending July 31, 2026; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year and the previous two fiscal years.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
FEE TABLE AND SUMMARY
Effective April 1, 2025, under Summary of Fund Expenses, remove footnotes 4 and 5 and replace with the following:

(4)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending July 31, 2026. The fee waiver will reduce the Fund's Management Fees by 0.82% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(5)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.39% on Class A shares, 1.09% on Institutional Class shares and 0.89% on Class Y shares. It is expected that the expense limits will continue through the period ending July 31, 2026; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year and the previous two fiscal years.